Long - term debt and other financial liabilities - Schedule of Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
July to December 2022	$ 92,304
2023	218,949
2024	280,551
2025	251,068
2026	196,560
2027 and thereafter	270,698
Total	$ 1,310,130	$ 1,380,648